Subsequent Events (Details Narrative) - USD ($)			1 Months Ended						3 Months Ended			6 Months Ended	12 Months Ended
	Feb. 02, 2030	Feb. 02, 2024	Dec. 31, 2024	Aug. 15, 2024	Jun. 30, 2024	Jan. 26, 2024	Jan. 23, 2024	Apr. 30, 2022	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	May 23, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Common stock shares issued					23,313,070				23,313,070			23,313,070	20,540,409	9,514,743
Common stock , per value					$ 0.00001				$ 0.00001			$ 0.00001	$ 0.00001	$ 0.00001
Placement agent fees										$ (155,000)	$ (315,000)		$ (315,000)	$ (1,198,604)
Exercise price																$ 6.21
Expiration date								Jun. 30, 2027
Plan 2022 [Member]
Defined Benefit Plan Disclosure [Line Items]
Shares authorized							1,071,425
Shares granted							1,187,826
Shares vested							1,166,826
Remaining shares to vest					21,000
Vesting percentage			100.00%		50.00%
Exercise price							$ 2.11
Expiration date							Jan. 23, 2034
Sales Agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Proceeds from Issuance of Common Stock				$ 328,292
Number of common stock issued				629,377
Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Placement agent fees
Warrant [Member]
Defined Benefit Plan Disclosure [Line Items]
Exercise price					$ 9.08				9.08			$ 9.08	$ 9.70	$ 9.63	$ 9.70		$ 3.90
7 Accredited Investors [Member]
Defined Benefit Plan Disclosure [Line Items]
Common stock shares issued		561,793
Purchase price		$ 1.78
Proceeds from Issuance of Common Stock		$ 1,000,000										$ 1,000,000
Placement agent fees		$ 100,000										$ 100,000
Purchase of common stock	112,353
Purchase of common stock price, per share	$ 1.78
7 Accredited Investors [Member] | Private Placement [Member]
Defined Benefit Plan Disclosure [Line Items]
Common stock , per value		$ 1.78			0.00001				0.00001			$ 0.00001
Number of common stock issued												561,793
Exercise price					$ 1.78				$ 1.78			$ 1.78
7 Accredited Investors [Member] | Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Common stock shares issued		561,793
Common stock , per value		$ 0.00001
7 Accredited Investors [Member] | Common Stock [Member] | Private Placement [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of common stock issued												561,793
7 Accredited Investors [Member] | Warrant [Member]
Defined Benefit Plan Disclosure [Line Items]
Common stock shares issued		561,793
7 Accredited Investors [Member] | Warrant [Member] | Private Placement [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of common stock issued												561,793
Craig Hallum Capital Group LLC [Member] | Sales Agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Proceeds from Issuance of Common Stock						$ 877,869			$ 1,298,699			$ 2,176,556
Placement agent fees												$ 55,000
Option sale amount						$ 17,000,000
Number of common stock issued						487,083			1,674,654			2,161,737
Sales commissions						$ 21,947			$ 32,452			$ 54,399